Taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Taxes [Text Block]

15) Taxes

a) Tax expense

	Year ended
	December 31,	December 31,
	2021	2020
Income tax expense	$(5,430)	$(139)
Deferred income tax expense	(3,758)	(823)
Total	$(9,188)	$(962)

The major items causing the Company's income tax expense to differ from the Canadian combined federal and provincial statutory rate of 26.50% (2020 - 26.50%) were:

	Year Ended
	December 31,	December 31,
	2021	2020
Net income before tax	$31,759	$7,723
Expected income tax expense based on statutory rate	(8,416)	(2,047)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(9,722)	(3,846)
Tax effect of unrecognized temporary differences and tax losses	(3,465)	1,873
Tax incentives and tax loss benefit not previously recognized	8,712	1,019
Effect of tax rates in foreign jurisdictions	4,971	290
Foreign exchange	(1,268)	1,749
Income tax expense	$(9,188)	$(962)

b) Changes in deferred tax assets and liabilities

	Year ended
	December 31,	December 31,
	2021	2020
Net deferred income tax asset, beginning of the year	$7,178	$10,571
Deferred income tax expense	(3,758)	(823)
Effect of foreign exchange	(77)	(2,570)
Net deferred income tax asset, end of the year	$3,343	$7,178

c) Deferred income tax balances

	December 31,	December 31,
	2021	2020
Brazil
Recognized deferred tax assets:
Non-capital losses	$10,565	$16,505
Mine properties	1,754	777
Recognized deferred tax liabilities:
Transitional tax regime	(7,713)	(8,721)
Provisions	(4,227)	(3,717)
	$379	$4,844
Canada
Recognized deferred tax assets:
Non-capital losses	$2,009	$2,334
Ireland
Recognized deferred tax assets:
Non-capital losses	$943	$-
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,900	$-
Provisions and other	12	-
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,900)	-
	$12	$-

Net deferred income tax asset	$3,343	$7,178

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31,	December 31,
	2021	2020
Canada
Non-capital loss carry-forwards	$46,921	$46,189
Mine properties, plant and equipment	18,778	18,670
Capital losses and foreign exchange	9,215	11,992
Share issue costs	1,856	3,634
Ireland
Non-capital loss carry-forwards	$-	$7,720
Mine properties, plant and equipment	2	86
U.S.
Non-capital loss carry-forwards	$10,633	$-
Provisions and other	394	-
Mine properties, plant and equipment	584	-

The Company has approximately $18,778 (December 31, 2020 - $18,670) of Canadian development expenditures and $1,754 (December 31, 2020 - $777) of development costs in Brazil at December 31, 2021, which under certain circumstances can be used to reduce the taxable income of future years.

The non-capital losses in Brazil and Ireland carry forward indefinitely. The non-capital losses in Canada expire as follows:

Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2032	$1,941	2035	$143	2038	$11,315
2033	4,052	2036	2,755	2039	13,751
2034	16,690	2037	3,848	2040	7
					$54,502

Deferred tax assets have only been recognized to the extent of the value of the deferred tax liabilities because it is not probable that the remaining temporary difference will reverse in the foreseeable future and that taxable profit will be available against which the tax benefits can be utilized.